Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
Income Tax

Note 21- Income Tax

A.	Corporate tax rate

The corporate tax rate for 2016, 2017 and 2018 was 25%, 24% and 23%, respectively.

Deferred tax balances as at December 31, 2018 were calculated according to the new tax rates expected to apply on the date of reversal. The current taxes for the reported periods are calculated according to the actual tax rates as set out above.

B.	Composition of income tax expenses

	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Current tax expenses
Expenses for the current year	437	438	311
Adjustments for prior years	(28)	54	(24)
Total current tax expenses	409	492	287

Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement	-	(54)	-
Reversal of temporary differences according to an assessment agreement	-	21	-
Write-off of a provision for tax due to impairment, see Note 9	-	-	(114)
Creation and reversal of temporary differences	(33)	(112)	(232)
Total deferred tax expenses	(33)	(145)	(346)

Income tax expenses (benefit)	442	347	(59)

C.	Reconciliation between the theoretical tax on the pre-tax income and the tax expense

	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Profit before income tax	881	1,022	(1,968)
Statutory tax rate	25%	24%	23%

Income tax at the statutory tax rate	220	245	(453)
Effect of changes in tax rate on deferred taxes	67	-	-
Expenses not recognized for tax purposes	47	48	54
Temporary differences for impairment of assets for which no deferred tax assets were created (Note 9)	-	-	160

Current year tax losses and benefits for which deferred taxes were not created	136	54	180
Taxes in respect of previous years	(28)	-	-

Income tax expenses (benefit)	442	347	(59)

D.	Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following items:

	Property,
	plant
	equipment,		Carry-	Brand
	and	Employee	forward	Names and
	intangible	benefits	losses for	Customers
	assets*	plan	DBS	relationship	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS

Balance of deferred tax asset (liability) as at December 31, 2016	(348)	178	1,188	(615)	11	414

Recognized in profit or loss	25	(13)	(22)	127	28	145
Recognized in equity	-	-	-	-	1	1
Balance of deferred tax assets (liability) as at December 31, 2017	(323)	165	1,166	(488)	40	560

Balance of deferred tax asset (liability) as at December 31, 2017	(323)	165	1,166	(488)	40	560

Recognized in profit or loss	(14)	101	-	71	(18)	140
Write-off of deferred tax (see Note 9)	-	-	-	207	-	207
Recognized in equity	-	2	-	-	(6)	(4)

Balance of deferred tax assets (liability) as at December 31, 2018	(337)	268	1,166	(210)	16	903

E.	Unrecognized deferred tax assets and carry-forward tax loss

As at December 31, 2018, the Company has tax loss carry-forwards in the amount of NIS 165 and capital loss carry forwards in the amount of NIS 378. In addition, the Company’s subsidiaries have tax loss carry-forwards in the amount of NIS 71 and capital loss carry-forwards in the amount of NIS 46.

Moreover, deferred taxes of NIS 160 for an impairment loss in DBS are not taken into account since their utilization is not expected.

The calculation of deferred taxes does not take into account the taxes that would be applicable in the case of disposal of investments in subsidiaries and associates, since the Group intends and is able to retain these investments. Deferred taxes in respect of a distribution of profit in subsidiaries and associates were also not taken into account since the dividends are not taxable.

As at December 31, 2018, deferred taxes are presented in the statement of financial position as follows: under deferred tax assets NIS 1,205 (December 31, 2017: NIS 1,019) and under deferred tax liabilities NIS 302 (December 31, 2017: NIS 459).

A.	Deferred tax asset for the losses of DBS

The deferred tax asset for the carryforward tax losses of DBS amounts to NIS 1,166. The approval from the Tax Authority for the utilization of the tax asset is subject to approval from the Ministry of Communications for cancellation of the structural separation and requires the extension from the Tax Authority for an additional year as from 2020 every year until the actual merger of DBS and Bezeq (see section G(6) below).

The Ministry of Communications set up a team within the Ministry to review an amendment to the requirement for structural separation. Bezeq applied to the Ministry of Communications for clarification regarding the date of its approval for elimination of the structural separation and petitioned the High Court of Justice against the Ministry of Communications to immediately cancel the structural separation of the Bezeq Group, after the Ministry did not respond to Bezeq’s inquiries on the matter, despite the fact that Bezeq believes that it had fulfilled all the conditions that justify and require the elimination of the structural separation, in accordance with the policy document dated May 2, 2012 regarding the expansion of competition in fixed line communications - wholesale market, which was published by the Ministry of Communications.

Assuming utilization of the tax asset, based on the current assessment of Bezeq’s management, that taking into account the above measures, it is more likely than not that it will receive approval with conditions to allow the utilization of the tax asset, and that as at the merger date, the merged company is expected to have taxable income that will allow the offsetting of carryforward tax losses and utilization of the tax asset.

As set out in section E above, recognition and measurement of the tax asset is a significant estimate. The amount of the asset recognized in Bezeq’s financial statements is sensitive to various assumptions, including: the forecast of the taxable income of Bezeq and DBS (based on Bezeq’s forecasts as at December 31, 2018, which are included in the valuations of Bezeq and DBS, using coefficients that reflect the uncertainty involved in the long-term forecasts); the forecast period, in which Bezeq believes that taxable income can be forecasted on a level of certainty of “more likely than not” (up to 25 years); and the date on which it is expected that regulatory approval will be obtained, allowing the utilization of carryforward losses (by the end of 2022). Actual results may differ from this estimate, if the current assessments of Bezeq do not materialize.

B.	Final tax assessments

(1)	The Company has final tax assessments up to and including 2013.

(2)	B Communications has final tax assessments up to and including 2014.

(3)	On January 22, 2015, B Communications entered into a tax assessment agreement with the Israeli Tax Authority (the “Agreement”), with respect to final tax assessments with respect to: (1) tax years 2007-2009; and (2) the sale of its legacy communications business that was completed on January 31, 2010. According to the Agreement, B Communications will pay the Israeli Tax Authority NIS 148, including interest and CPI linkage differences, in 24 monthly instalments starting in February 2015.

(4)	On April 27, 2017, B Communications entered into a tax assessment agreement with the Israeli Tax Authority (the “Agreement”) with respect to final tax assessments for the tax years 2010-2014. The Agreement covers all pending tax assessments and other tax matters with respect to such years. According to the Agreement, B Communications paid the Israeli Tax Authority NIS 25, including interest and CPI linkage differences.

(5)	Bezeq has final tax assessments up to and including 2014.

(6)	On September 15, 2016, parallel to signing the assessment agreement ending the disputes between Bezeq and the tax assessor that ended the dispute between Bezeq regarding the financing income for the shareholder loans to DBS, the Tax Authority granted approval for tax purposes for the merger of DBS with and into Bezeq, in accordance with section 103(B) of the Income Tax Ordinance. According to the approval, the losses of DBS as at the merger date may be offset against the profits of the absorbing company, provided that in each tax year, it will not be permitted to offset an amount exceeding 12.5% (spread over eight years) of the total losses of the transferring company and the absorbing company, or 50% of the taxable income of the absorbing company in that tax year prior to offsetting the loss from previous years, whichever is lower.

The Approval was granted in accordance with the applicable tax laws in effect at the time. Without derogating from the amount of the losses set out in the Assessment Agreement, if there is any change in the applicable tax laws, the Income Tax Authority will reconsider the taxation decision in accordance with the tax laws applicable at the merger date. However, it is clarified that the Approval is effective until December 31, 2019. The Income Tax Authority will extend the date of the Approval each year by an additional year, subject to the declaration of Bezeq and DBS that there has been no material change in their business affairs and subject to the terms of the taxation decision, and subject to the interpretation given to the tax laws, provided that such interpretation is published in writing. Any change in the tax laws that does not require a change in the Approval will not result in any such change.

(7)	The tax losses of DBS as at December 31, 2018 amount to NIS 5 billion.

(8)	Pelephone has received final tax assessments up to and including 2014.

(9)	Bezeq International has received final tax assessments up to and including 2015.

(10)	DBS has received final tax assessments up to and including 2013.

(11)	Walla has final tax assessments up to and including 2012 and a best judgment assessment for 2014 for the payment of additional tax in the amount of NIS 19 regarding the disposal of the holdings in Coral Tel Ltd.